Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000026507
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class A
Trading Symbol	PAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	3.54%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	3.54%
AssetsNet	$ 1,167,754,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,292,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Material Fund Change [Text Block]
C000026508
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class C
Trading Symbol	PAUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	4.29%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	4.29%
AssetsNet	$ 1,167,754,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,292,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Material Fund Change [Text Block]
C000200436
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-3
Trading Symbol	PAUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$167	3.24%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	3.24%
AssetsNet	$ 1,167,754,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,292,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Material Fund Change [Text Block]
C000026506
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Institutional Class
Trading Symbol	PAUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	3.09%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	3.09%
AssetsNet	$ 1,167,754,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,292,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Material Fund Change [Text Block]
C000064130
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-2
Trading Symbol	PAUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$164	3.19%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	3.19%
AssetsNet	$ 1,167,754,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,292,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Material Fund Change [Text Block]
C000026555
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class A
Trading Symbol	PASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 12,441,366,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,248,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Material Fund Change [Text Block]
C000026554
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Administrative Class
Trading Symbol	PAALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 12,441,366,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,248,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Material Fund Change [Text Block]
C000026557
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class C
Trading Symbol	PASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
AssetsNet	$ 12,441,366,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,248,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Material Fund Change [Text Block]
C000200442
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-3
Trading Symbol	PAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 12,441,366,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,248,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Material Fund Change [Text Block]
C000026553
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Institutional Class
Trading Symbol	PAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 12,441,366,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,248,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Material Fund Change [Text Block]
C000064139
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-2
Trading Symbol	PALPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 12,441,366,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,248,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Material Fund Change [Text Block]
C000031163
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class R
Trading Symbol	PATRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 12,441,366,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,248,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Material Fund Change [Text Block]
C000215594
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class A
Trading Symbol	PCEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 23,307,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	13.00%
C000215598
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class C
Trading Symbol	PCECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%
AssetsNet	$ 23,307,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	13.00%
C000215597
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-2
Trading Symbol	PCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 23,307,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	13.00%
C000215595
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-3
Trading Symbol	PCEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 23,307,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	13.00%
C000215596
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Institutional Class
Trading Symbol	PCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 23,307,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	13.00%
C000103224
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class A
Trading Symbol	PZCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.51%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
AssetsNet	$ 393,901,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 524,000
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103225
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class C
Trading Symbol	PCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.26%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.26%
AssetsNet	$ 393,901,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 524,000
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103220
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Institutional Class
Trading Symbol	PCARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
AssetsNet	$ 393,901,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 524,000
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103221
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	I-2
Trading Symbol	PPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 393,901,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 524,000
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026674
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class A
Trading Symbol	PDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 2,986,329,000
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 7,161,000
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026673
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Administrative Class
Trading Symbol	PDAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 2,986,329,000
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 7,161,000
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026676
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class C
Trading Symbol	PDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%
AssetsNet	$ 2,986,329,000
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 7,161,000
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200455
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-3
Trading Symbol	PDNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,986,329,000
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 7,161,000
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026672
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Institutional Class
Trading Symbol	PDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,986,329,000
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 7,161,000
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064160
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-2
Trading Symbol	PDVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 2,986,329,000
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 7,161,000
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065243
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class A
Trading Symbol	PUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
AssetsNet	$ 2,549,241,000
Holdings Count | Holding	1,621
Advisory Fees Paid, Amount	$ 6,337,000
InvestmentCompanyPortfolioTurnover	442.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069483
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class C
Trading Symbol	PUBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.03%
AssetsNet	$ 2,549,241,000
Holdings Count | Holding	1,621
Advisory Fees Paid, Amount	$ 6,337,000
InvestmentCompanyPortfolioTurnover	442.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200461
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-3
Trading Symbol	PFNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 2,549,241,000
Holdings Count | Holding	1,621
Advisory Fees Paid, Amount	$ 6,337,000
InvestmentCompanyPortfolioTurnover	442.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065246
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	PFIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 2,549,241,000
Holdings Count | Holding	1,621
Advisory Fees Paid, Amount	$ 6,337,000
InvestmentCompanyPortfolioTurnover	442.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065245
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-2
Trading Symbol	PUCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 2,549,241,000
Holdings Count | Holding	1,621
Advisory Fees Paid, Amount	$ 6,337,000
InvestmentCompanyPortfolioTurnover	442.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069484
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class R
Trading Symbol	PUBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$78	1.53%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%
AssetsNet	$ 2,549,241,000
Holdings Count | Holding	1,621
Advisory Fees Paid, Amount	$ 6,337,000
InvestmentCompanyPortfolioTurnover	442.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035569
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	Institutional Class
Trading Symbol	PEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$399	7.72%

Expenses Paid, Amount	$ 399
Expense Ratio, Percent	7.72%
AssetsNet	$ 573,830,000
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 676,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,830
# of Portfolio Holdings	397
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$676
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	192.7%
U.S. Government Agencies	15.4%
Asset-Backed Securities	5.0%
Non-Agency Mortgage-Backed Securities	4.2%
Sovereign Issues	0.6%
Affiliated Investments	0.7%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(119.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064165
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	I-2
Trading Symbol	PEDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$404	7.82%

Expenses Paid, Amount	$ 404
Expense Ratio, Percent	7.82%
AssetsNet	$ 573,830,000
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 676,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,830
# of Portfolio Holdings	397
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$676
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	192.7%
U.S. Government Agencies	15.4%
Asset-Backed Securities	5.0%
Non-Agency Mortgage-Backed Securities	4.2%
Sovereign Issues	0.6%
Affiliated Investments	0.7%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(119.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067743
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class A
Trading Symbol	PGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.51%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
AssetsNet	$ 299,713,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,310,000
InvestmentCompanyPortfolioTurnover	336.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067744
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class C
Trading Symbol	PGMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.26%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.26%
AssetsNet	$ 299,713,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,310,000
InvestmentCompanyPortfolioTurnover	336.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067747
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	PGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 299,713,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,310,000
InvestmentCompanyPortfolioTurnover	336.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067746
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	I-2
Trading Symbol	PGAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
AssetsNet	$ 299,713,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,310,000
InvestmentCompanyPortfolioTurnover	336.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026542
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class A
Trading Symbol	PAGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.21%
AssetsNet	$ 1,484,272,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 1,773,000
InvestmentCompanyPortfolioTurnover	723.00%
C000026544
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class C
Trading Symbol	PCGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.96%
AssetsNet	$ 1,484,272,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 1,773,000
InvestmentCompanyPortfolioTurnover	723.00%
C000203300
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-3
Trading Symbol	PANNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.96%
AssetsNet	$ 1,484,272,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 1,773,000
InvestmentCompanyPortfolioTurnover	723.00%
C000026541
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Institutional Class
Trading Symbol	PDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%
AssetsNet	$ 1,484,272,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 1,773,000
InvestmentCompanyPortfolioTurnover	723.00%
C000064137
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-2
Trading Symbol	PPGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%
AssetsNet	$ 1,484,272,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 1,773,000
InvestmentCompanyPortfolioTurnover	723.00%
C000026548
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class A
Trading Symbol	PHDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 8,318,919,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,849,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026547
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Administrative Class
Trading Symbol	PHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 8,318,919,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,849,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026550
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class C
Trading Symbol	PHDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 8,318,919,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,849,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200441
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-3
Trading Symbol	PHNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 8,318,919,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,849,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026546
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Institutional Class
Trading Symbol	PHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 8,318,919,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,849,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064138
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-2
Trading Symbol	PHLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 8,318,919,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,849,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026552
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class R
Trading Symbol	PHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 8,318,919,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,849,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091652
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class A
Trading Symbol	PHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 365,032,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 527,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091653
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class C
Trading Symbol	PHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
AssetsNet	$ 365,032,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 527,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200463
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-3
Trading Symbol	PHFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 365,032,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 527,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091648
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Institutional Class
Trading Symbol	PHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 365,032,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 527,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091649
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-2
Trading Symbol	PHSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 365,032,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 527,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026566
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class A
Trading Symbol	PBDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.52%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.52%
AssetsNet	$ 12,843,763,000
Holdings Count | Holding	2,226
Advisory Fees Paid, Amount	$ 15,227,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026565
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Administrative Class
Trading Symbol	PGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$71	1.37%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%
AssetsNet	$ 12,843,763,000
Holdings Count | Holding	2,226
Advisory Fees Paid, Amount	$ 15,227,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026567
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class C
Trading Symbol	PBDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.27%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.27%
AssetsNet	$ 12,843,763,000
Holdings Count | Holding	2,226
Advisory Fees Paid, Amount	$ 15,227,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200444
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-3
Trading Symbol	PCNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$66	1.27%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%
AssetsNet	$ 12,843,763,000
Holdings Count | Holding	2,226
Advisory Fees Paid, Amount	$ 15,227,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026564
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
AssetsNet	$ 12,843,763,000
Holdings Count | Holding	2,226
Advisory Fees Paid, Amount	$ 15,227,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064141
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-2
Trading Symbol	PBDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 12,843,763,000
Holdings Count | Holding	2,226
Advisory Fees Paid, Amount	$ 15,227,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000080408
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class A
Trading Symbol	PLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$281	5.43%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	5.43%
AssetsNet	$ 2,721,160,000
Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 3,155,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000195167
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class C
Trading Symbol	PLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$319	6.18%

Expenses Paid, Amount	$ 319
Expense Ratio, Percent	6.18%
AssetsNet	$ 2,721,160,000
Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 3,155,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035567
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Institutional Class
Trading Symbol	PLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$261	5.03%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	5.03%
AssetsNet	$ 2,721,160,000
Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 3,155,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064164
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	I-2
Trading Symbol	PLRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$266	5.13%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	5.13%
AssetsNet	$ 2,721,160,000
Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 3,155,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075114
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	1.49%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
AssetsNet	$ 3,556,955,000
Holdings Count | Holding	1,418
Advisory Fees Paid, Amount	$ 5,066,000
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,556,955
# of Portfolio Holdings	1,418
Portfolio Turnover Rate	111%
Total Net Advisory Fees Paid During the Reporting Period	$5,066
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	72.4%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	14.9%
Preferred Securities	3.3%
Sovereign Issues	2.2%
Municipal Bonds & Notes	1.6%
Asset-Backed Securities	1.3%
Loan Participations and Assignments	0.8%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(25.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075116
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	I-2
Trading Symbol	PLCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	1.59%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%
AssetsNet	$ 3,556,955,000
Holdings Count | Holding	1,418
Advisory Fees Paid, Amount	$ 5,066,000
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,556,955
# of Portfolio Holdings	1,418
Portfolio Turnover Rate	111%
Total Net Advisory Fees Paid During the Reporting Period	$5,066
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	72.4%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	14.9%
Preferred Securities	3.3%
Sovereign Issues	2.2%
Municipal Bonds & Notes	1.6%
Asset-Backed Securities	1.3%
Loan Participations and Assignments	0.8%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(25.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026572
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class A
Trading Symbol	PFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 209
Expense Ratio, Percent	4.06%
AssetsNet	$ 1,038,303,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,158,000
InvestmentCompanyPortfolioTurnover	74.00%
C000026574
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class C
Trading Symbol	PFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 248
Expense Ratio, Percent	4.81%
AssetsNet	$ 1,038,303,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,158,000
InvestmentCompanyPortfolioTurnover	74.00%
C000026570
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Institutional Class
Trading Symbol	PGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 191
Expense Ratio, Percent	3.71%
AssetsNet	$ 1,038,303,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,158,000
InvestmentCompanyPortfolioTurnover	74.00%
C000064142
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	I-2
Trading Symbol	PLTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 197
Expense Ratio, Percent	3.81%
AssetsNet	$ 1,038,303,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,158,000
InvestmentCompanyPortfolioTurnover	74.00%
C000098429
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class A
Trading Symbol	PSRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
AssetsNet	$ 157,070,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 303,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000098430
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class C
Trading Symbol	PSRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%
AssetsNet	$ 157,070,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 303,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000098425
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Institutional Class
Trading Symbol	PSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 157,070,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 303,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000098426
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	I-2
Trading Symbol	PSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 157,070,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 303,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026513
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class A
Trading Symbol	PFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 10,889,107,000
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 15,392,000
InvestmentCompanyPortfolioTurnover	344.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026514
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C
Trading Symbol	PFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
AssetsNet	$ 10,889,107,000
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 15,392,000
InvestmentCompanyPortfolioTurnover	344.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000222832
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C-2
Trading Symbol	PLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$73	1.43%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
AssetsNet	$ 10,889,107,000
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 15,392,000
InvestmentCompanyPortfolioTurnover	344.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200437
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-3
Trading Symbol	PFNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 10,889,107,000
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 15,392,000
InvestmentCompanyPortfolioTurnover	344.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026511
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Institutional Class
Trading Symbol	PFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 10,889,107,000
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 15,392,000
InvestmentCompanyPortfolioTurnover	344.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064131
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-2
Trading Symbol	PFTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 10,889,107,000
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 15,392,000
InvestmentCompanyPortfolioTurnover	344.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073751
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class A
Trading Symbol	ATMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 90,045,000
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 118,000
InvestmentCompanyPortfolioTurnover	459.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073752
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class C
Trading Symbol	ATMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%
AssetsNet	$ 90,045,000
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 118,000
InvestmentCompanyPortfolioTurnover	459.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073749
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PUTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 90,045,000
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 118,000
InvestmentCompanyPortfolioTurnover	459.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073754
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	I-2
Trading Symbol	PUTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 90,045,000
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 118,000
InvestmentCompanyPortfolioTurnover	459.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026586
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	Institutional Class
Trading Symbol	PMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 1,557,996,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 1,859,000
InvestmentCompanyPortfolioTurnover	144.00%
C000085176
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	I-2
Trading Symbol	PMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
AssetsNet	$ 1,557,996,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 1,859,000
InvestmentCompanyPortfolioTurnover	144.00%
C000118565
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class A
Trading Symbol	PMZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%
AssetsNet	$ 10,848,059,000
Holdings Count | Holding	2,910
Advisory Fees Paid, Amount	$ 17,195,000
InvestmentCompanyPortfolioTurnover	596.00%
C000118566
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class C
Trading Symbol	PMZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.64%
AssetsNet	$ 10,848,059,000
Holdings Count | Holding	2,910
Advisory Fees Paid, Amount	$ 17,195,000
InvestmentCompanyPortfolioTurnover	596.00%
C000200465
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-3
Trading Symbol	PMZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%
AssetsNet	$ 10,848,059,000
Holdings Count | Holding	2,910
Advisory Fees Paid, Amount	$ 17,195,000
InvestmentCompanyPortfolioTurnover	596.00%
C000118561
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Institutional Class
Trading Symbol	PMZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
AssetsNet	$ 10,848,059,000
Holdings Count | Holding	2,910
Advisory Fees Paid, Amount	$ 17,195,000
InvestmentCompanyPortfolioTurnover	596.00%
C000118562
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-2
Trading Symbol	PMZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
AssetsNet	$ 10,848,059,000
Holdings Count | Holding	2,910
Advisory Fees Paid, Amount	$ 17,195,000
InvestmentCompanyPortfolioTurnover	596.00%
C000221063
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class A
Trading Symbol	PEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%
AssetsNet	$ 285,105,000
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 324,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221062
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class C
Trading Symbol	PEGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.57%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.57%
AssetsNet	$ 285,105,000
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 324,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221065
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-2
Trading Symbol	PEGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$78	1.52%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.52%
AssetsNet	$ 285,105,000
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 324,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221066
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-3
Trading Symbol	PEGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$81	1.57%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
AssetsNet	$ 285,105,000
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 324,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221064
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Institutional Class
Trading Symbol	PEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	1.42%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
AssetsNet	$ 285,105,000
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 324,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000241367
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund V
Class Name	Institutional Class
Trading Symbol	PPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 208,957,000
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 221,000
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$208,957
# of Portfolio Holdings	366
Portfolio Turnover Rate	137%
Total Net Advisory Fees Paid During the Reporting Period	$221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	61.4%
Corporate Bonds & Notes	26.9%
U.S. Treasury Obligations	14.7%
Sovereign Issues	2.2%
Asset-Backed Securities	2.1%
Non-Agency Mortgage-Backed Securities	0.6%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(24.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152877
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class A
Trading Symbol	PFANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.40%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
AssetsNet	$ 977,531,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152878
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class C
Trading Symbol	PFCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.15%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.15%
AssetsNet	$ 977,531,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200467
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-3
Trading Symbol	PFNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 977,531,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152873
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Institutional Class
Trading Symbol	PFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 977,531,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152874
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-2
Trading Symbol	PFPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 977,531,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026659
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Administrative Class
Trading Symbol	PRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 1,687,738,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 2,271,000
InvestmentCompanyPortfolioTurnover	238.00%
C000217562
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class A
Trading Symbol	PTGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
AssetsNet	$ 1,687,738,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 2,271,000
InvestmentCompanyPortfolioTurnover	238.00%
C000217563
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class C
Trading Symbol	PTGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.65%
AssetsNet	$ 1,687,738,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 2,271,000
InvestmentCompanyPortfolioTurnover	238.00%
C000203306
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-3
Trading Symbol	PTRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
AssetsNet	$ 1,687,738,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 2,271,000
InvestmentCompanyPortfolioTurnover	238.00%
C000026658
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Institutional Class
Trading Symbol	PTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
AssetsNet	$ 1,687,738,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 2,271,000
InvestmentCompanyPortfolioTurnover	238.00%
C000066771
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-2
Trading Symbol	PRAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
AssetsNet	$ 1,687,738,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 2,271,000
InvestmentCompanyPortfolioTurnover	238.00%
C000026656
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	Institutional Class
Trading Symbol	PMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%
AssetsNet	$ 539,050,000
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 747,000
InvestmentCompanyPortfolioTurnover	247.00%
C000082492
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	I-2
Trading Symbol	PMTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
AssetsNet	$ 539,050,000
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 747,000
InvestmentCompanyPortfolioTurnover	247.00%
C000099804
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Class A
Trading Symbol	PTUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 305,264,000
Holdings Count | Holding	532
Advisory Fees Paid, Amount	$ 357,000
InvestmentCompanyPortfolioTurnover	249.00%
C000099802
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Institutional Class
Trading Symbol	PTUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 305,264,000
Holdings Count | Holding	532
Advisory Fees Paid, Amount	$ 357,000
InvestmentCompanyPortfolioTurnover	249.00%